Capitalized contract costs (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Commissions, Costs to Fulfill a Contract, and Amortization Expense
Deferred commissions were as follows:

As of December 31,	2024	2023
Deferred commissions	$7.2	$3.7
Amortization expense related to deferred commissions was as follows:

Year ended December 31,	2024	2023	2022
Deferred commissions - amortization expense(i)	$1.1	$1.5	$2.9
(i)Reported in selling, general and administrative expense in the company’s consolidated statements of income (loss).
Costs to fulfill a contract were as follows:

As of December 31,	2024	2023
Costs to fulfill a contract	$12.9	$19.2
Amortization expense related to costs to fulfill a contract was as follows:

Year ended December 31,	2024	2023	2022
Costs to fulfill a contract - amortization expense	$3.5	$6.7	$23.7